GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL
Schedule of changes in goodwill allocated to reportable segments

        The following summarizes the changes in goodwill allocated to the Group's reportable segments (Note 26) as of December 31, 2013 and 2014 (in RMB thousands):

	Company-Owned Brokerage Services	Franchise Services	Primary and Commercial Services	Total
Balance as of January 1, 2013	3,537	8,696	91,710	103,943
Acquisitions	—	—	—	—
Impairments	—	—	(20,384)	(20,384)
Balance as of December 31, 2013	3,537	8,696	71,326	83,559
Acquisitions	—	—	—	—
Impairments	—	—	—	—

Balance as of December 31, 2014	3,537	8,696	71,326	83,559